UNITES STATES
              SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

                                   FORM 13F

   INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGE~RS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

  Report for the Calendar Year or Quarter Ended _____December 31, 2000________

               (Please read instructions before preparing form.)

If amended report check here:
_________Parnassus Investments______________________________
Name of Institutional Investment Manager

__One Market, Steuart Tower - Suite #1600, San Francisco, CA 94105____________
Business Address        (Street)           (City)     (State) (ZIP)

_________Bryant Cherry, Vice President__________________(415) 778-0200__________
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                                      ATTENTION
Intentional misstatements or omissions of facts constitute Federal Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of______San Francisco______and State of ____California_____on the ___8_ dav of__November___, 2000

                                                 ___Parnassus Investments_______
                                      (Name of Institutional Investment Manager)


  (Manual Signature of Person Duly Authorized to Submit This Report)


Item 1: Name of Issuer        Item 2:         Item 3:       Item 4:     Item 5: Shares  Item 6:          Item 7:      Item 8  Voting
                              Title of Class  CUSIP Number  Fair Market of Principal    Investment       Managers     Authority
                                                            Value       Amount          Discretion                    (Shares)
Adaptec. Inc.                  Common Stock   00651F108     2,153       210,000          X                            210,000
American International Group   Common Stock   026874107     296         3,000            X                            3,000
Inc.
AnnTaylor Stores Corporation   Common Stock   036115103     324         13,000           X                            13,000
American Power Conversion      Common Stock   029066107     9,653       780,000          X                            780,000
AGL Resources, Inc.            Common Stock   001204106     221         10,000           X                            10,000
Avocent Corporation            Common Stock   053893103     10,530      390,000          X                            390,000
Becton Dickinson & Company     Common Stock   075887109     277         8,000            X                            8,000
Baldor Electric                Common Stock   057741100     2,305       109,100          X                            109,100
Boston Scientific Corporation  Common Stock   101137107     725         53,000           X                            53,000
Cardinal Health, Inc.          Common Stock   14149Y108     18,231      183,000          X                            183,000
Cognex Corporation             Common Stock   192422103     4,447       201,000          X                            201,000
Clorox Company                 Common Stock   189054109     7,562       213,000          X                            213,000
Costco Wholesale Corporation   Common Stock   22160K105     240         6,000            X                            6,000
Compaq Computers Corporation   Common Stock   204493100     8,202       545,000          X                            545,000
Cummins Engine Inc.            Common Stock   231021106     379         10,000           X                            10,000
Deluxe Corporation             Common Stock   248019101     253         10,000           X                            10,000
Federal National Mortgage      Common Stock   313586109     29,235      337,000          X                            337,000
Assoc.
Federal Home Loan Mortgage     Common Stock   313400301     34,438      500,000          X                            500,000
H.B. Fuller Company            Common Stock   359694106     7,102       180,000          X                            180,000
Gannett Company                Common Stock   364730101     315         5,000            X                            5,000
Golden West Financial          Common Stock   381317106     405         6,000            X                            6,000
Corporation
Heinz (H.J.) Company           Common Stock   423074103     474         10,000           X                            10,000
Hewlett-Packard Company        Common Stock   428236103     10,889      345,000          X                            345,000
International Business         Common Stock   459200101     536         6,300            X                            6,300
Machines Corp.
Idacorp Inc.                   Common Stock   451107106     245         5,000            X                            5,000
Intel Corporation              Common Stock   458140100     26,620      880,000          X                            880,000
Illinois Tool Works            Common Stock   452308109     357         6,000            X                            6,000
Johnson & Johnson              Common Stock   478160104     2,627       25,000           X                            25,000
J.P. Morgan & Company          Common Stock   616880100     19,529      118,000          X                            118,000
Kroger Company                 Common Stock   501044101     14,127      522,000          X                            522,000
KeySpan Corporation            Common Stock   49337W100     254         6,000            X                            6,000
LSI Logic Corporation          Common Stock   502161102     14,356      840,000          X                            840,000
Lucent Technologies Inc.       Common Stock   549463107     2,025       150,000          X                            150,000
MedQuist Inc.                  Common Stock   584949101     832         52,000           X                            52,000
Mentor Graphics Corporation    Common Stock   587200106     16,682      608,000          X                            608,000
Marsh & McLennan Companies,    Common Stock   571748102     351         3,000            X                            3,000
Inc
Minnesota Mining &             Common Stock   604059105     603         5,000            X                            5,000
Manufacturing Co.
Mylan Laboratories             Common Stock   628530107     202         8,000            X                            8,000
Wild Oats Markets, Inc.        Common Stock   96808B107     2,040       480,000          X                            480,000
Bank One Corporation           Common Stock   06423A103     879         24,000           X                            24,000
PETsMART, Inc.                 Common Stock   716768106     2,904       1,010,000        X                            1,010,000
St. Paul Companies, Inc.       Common Stock   792860108     272         5,000            X                            5,000
Target Corporation             Common Stock   87612E106     21,769      675,000          X                            675,000
UGI Corporation                Common Stock   902681105     253         10,000           X                            10,000
Walgreen Company               Common Stock   931422109     251         6,000            X                            6,000
Wells Fargo Company            Common Stock   949740104     1,392       25,000           X                            25,000
Washington Mutual, Inc.        Common Stock   939322103     1,327       25,000           X                            25,000
Venator Group, Inc.            Common Stock   922944103     16,120      1,040,000        X                            1,040,000
                 GRAND TOTALS                               295,209

